Capital Advisors Growth Fund
Schedule of Investments
at September 30, 2020 (Unaudited)

Shares		Value
	COMMON STOCKS - 87.23%
	Asset Management - 3.75%
5,275	BlackRock, Inc.	$2,972,726

	Banks - Diversified - 1.40%
25,710	Citigroup, Inc.	1,108,358

	Banks - Global - 2.67%
21,939	JPMorgan Chase & Co.	2,112,068

	Business Services - 2.88%
11,430	Visa, Inc. - Class A	2,285,657

	Business Software & Services - 4.98%
18,775	Microsoft Corp.	3,948,946

	Catalog & Mail Order Houses - 4.99%
1,255	Amazon.com, Inc.*	3,951,656

	Credit Services - 3.24%
13,035	PayPal Holdings, Inc.*	2,568,286

	Diagnostics & Research - 8.61%
16,478	Danaher Corp.	3,548,208
7,408	Thermo Fisher Scientific, Inc.	3,270,780
		6,818,988
	Grocery Stores - 3.44%
80,325	Kroger Co.	2,723,821

	Health Care Plans - 2.01%
5,110	UnitedHealth Group, Inc.	1,593,145

	Health Information Services - 1.45%
5,251	Teladoc Health, Inc.*	1,151,229

	Information Technology Services - 4.67%
16,357	Accenture PLC - Class A#	3,696,518

	Internet Information Providers - 3.00%
410	Alphabet, Inc. - Class A*	600,896
1,211	Alphabet, Inc. - Class C*+	1,779,686
		2,380,582
	Medical Devices - 1.60%
6,065	Stryker Corp.	1,263,764

	Medical Instruments & Supplies - 1.56%
1,741	Intuitive Surgical, Inc.*	1,235,309

	Mortgage Finance - 1.63%
64,750	Rocket Companies, Inc. - Class A*	1,290,467

	Packaged Foods - 2.35%
24,610	Ingredion, Inc.	1,862,485

	Personal Computers - 4.68%
32,040	Apple, Inc.	3,710,552

	Personal Products - 3.51%
20,038	Procter & Gamble Co.	2,785,082

	Personal Services - 1.48%
7,703	Bright Horizons Family Solutions, Inc.*	1,171,164

	Processed & Packaged Goods - 3.09%
17,639	PepsiCo, Inc.	2,444,765

	Real Estate Development - 1.35%
32,270	Brookfield Asset Manangement, Inc. - Class A#	1,066,846

	Scientific Research & Development Services - 1.92%
13,095	CRISPR Therapeutics AG*#	1,095,266
15,055	Editas Medicine, Inc.*	422,443
		1,517,709
	Semiconductor Equipment & Materials - 7.23%
25,434	Applied Materials, Inc.	1,512,051
3,110	NVIDIA Corp.	1,683,194
20,284	NXP Semiconductors N.V.#	2,531,646
		5,726,891
	Software - Application - 2.70%
6,555	Intuit, Inc.	2,138,307

	Specialty Industrial Machinery - 2.10%
10,100	Honeywell International, Inc.	1,662,561

	Specialty Retail - Other - 2.12%
5,725	Alibaba Group Holding Ltd. - ADR*	1,683,036

	Waste Management - 2.82%
19,750	Waste Management , Inc.	2,235,108
	Total Common Stocks (Cost $43,036,947)	69,106,026

	EXCHANGE-TRADED FUND - 2.73%
19,384	SPDR S&P Biotech ETF	2,159,959
	Total Exchange-Traded Fund (Cost $1,589,579)	2,159,959

	MONEY MARKET FUND - 10.67%
8,457,118	First American Government Obligations Fund, Class X, 0.07%† (Cost $8,457,118)	8,457,118
	Total Investments in Securities (Cost $53,083,644) - 100.63%	79,723,103
	Liabilities in Excess of Other Assets - (0.63)%	(496,058)
	Net Assets - 100.00%	$79,227,045

* Non-income producing security.
# U.S. traded security of a foreign issuer.
† Rate shown is the 7-day annualized yield as of September 30, 2020.
+ Non-voting shares.
ADR - American Depository Receipt
ETF - Exchange-Traded Fund

Capital Advisors Growth Fund
Summary of Fair Value Disclosure at September 30, 2020 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2020:

Capital Advisors Growth Fund	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Defensive	$4,586,306	$-	$-	$4,586,306
Consumer Goods	5,229,847	-	-	5,229,847
Financial	13,404,408	-	-	13,404,408
Healthcare	13,580,144	-	-	13,580,144
Industrial	3,897,669	-	-	3,897,669
Services	8,317,907	-	-	8,317,907
Technology	20,089,745	-	-	20,089,745
Total Common Stocks	69,106,026	-	-	69,106,026
Exchange-Traded Fund	2,159,959	-	-	2,159,959
Money Market Fund	8,457,118	-	-	8,457,118
Total Investments in Securities	$79,723,103	$-	$-	$79,723,103

Refer to the Fund’s schedule of investments for a detailed break-out of common securities by industry classification.